Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income statement
Turnover	R 289,696	R 272,746	R 201,910
Materials, energy and consumables used	(152,297)	(123,999)	(85,370)
Selling and distribution costs	(10,470)	(8,677)	(8,026)
Maintenance expenditure	(15,076)	(13,322)	(12,115)
Employee-related expenditure	(33,544)	(32,455)	(32,848)
Depreciation and amortisation	(16,491)	(14,073)	(17,644)
Other expenses and income	(9,023)	(31,834)	(6,884)
Equity accounted (losses)/profits, net of tax	2,623	3,128	814
Remeasurement items affecting operating profit	(33,898)	9,903	(23,218)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	21,520	61,417	16,619
Statement of cash flows
Additions to non-current assets	30,854	22,713	15,948
Revision
Income statement
Turnover		(2,992)
Materials, energy and consumables used		2,992
Mining
Income statement
Turnover	6,386	6,370	2,025
Gas
Income statement
Turnover	7,234	7,789	7,321
Fuels
Income statement
Turnover	116,235	97,996	59,393
Fuels | Revision
Income statement
Turnover		(2,992)
Materials, energy and consumables used		2,992
Chemicals Africa
Income statement
Turnover	67,772	64,054	58,260
Chemicals America
Income statement
Turnover	44,492	41,496	29,358
Chemicals Eurasia
Income statement
Turnover	47,577	55,011	45,539
Corporate Centre
Income statement
Turnover		30	14
Operating segments | Mining
Income statement
Turnover	27,666	24,386	21,704
Materials, energy and consumables used	(8,508)	(6,063)	(5,066)
Maintenance expenditure	(4,056)	(3,492)	(3,104)
Employee-related expenditure	(6,743)	(5,826)	(5,232)
Depreciation and amortisation	(2,394)	(2,230)	(2,223)
Other expenses and income	(3,441)	(3,090)	(2,803)
Equity accounted (losses)/profits, net of tax	2	(1)	(3)
Remeasurement items affecting operating profit	54	(228)	(46)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	2,580	3,456	3,227
Statement of cash flows
Additions to non-current assets	2,979	2,552	2,704
Operating segments | Gas
Income statement
Turnover	11,988	11,941	10,990
Materials, energy and consumables used	(3,834)	(2,055)	(1,185)
Maintenance expenditure	(345)	(728)	(364)
Employee-related expenditure	(637)	(772)	(826)
Depreciation and amortisation	(569)	(500)	(1,463)
Other expenses and income	(73)	(1,759)	(1,151)
Equity accounted (losses)/profits, net of tax	439	(4)
Remeasurement items affecting operating profit	(537)	8,499	655
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	6,432	14,622	6,656
Statement of cash flows
Additions to non-current assets	5,600	2,569	711
Operating segments | Fuels
Income statement
Turnover	118,708	99,972	60,649
Materials, energy and consumables used	(76,043)	(59,525)	(41,476)
Selling and distribution costs	(43)	(49)	(21)
Maintenance expenditure	(4,361)	(3,602)	(3,181)
Employee-related expenditure	(4,544)	(4,491)	(4,311)
Depreciation and amortisation	(2,242)	(1,468)	(3,401)
Other expenses and income	(5,211)	(5,704)	(3,975)
Equity accounted (losses)/profits, net of tax	2,038	3,043	742
Remeasurement items affecting operating profit	(35,430)	(217)	(23,196)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	(7,128)	27,959	(18,170)
Statement of cash flows
Additions to non-current assets	8,909	6,325	3,549
Operating segments | Chemicals Africa
Income statement
Turnover	70,586	67,275	60,597
Materials, energy and consumables used	(27,548)	(22,681)	(22,126)
Selling and distribution costs	(4,974)	(3,934)	(3,836)
Maintenance expenditure	(3,565)	(3,063)	(2,985)
Employee-related expenditure	(5,426)	(5,424)	(6,788)
Depreciation and amortisation	(4,197)	(3,667)	(4,461)
Other expenses and income	(6,303)	(5,867)	(5,638)
Equity accounted (losses)/profits, net of tax	144	90	83
Remeasurement items affecting operating profit	(1,048)	1,343	(7,889)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	17,669	24,072	6,957
Statement of cash flows
Additions to non-current assets	8,202	7,308	5,508
Operating segments | Chemicals America
Income statement
Turnover	44,942	41,926	29,360
Materials, energy and consumables used	(28,605)	(21,243)	(12,965)
Selling and distribution costs	(3,773)	(2,920)	(2,289)
Maintenance expenditure	(2,324)	(2,078)	(1,966)
Employee-related expenditure	(4,588)	(4,003)	(4,173)
Depreciation and amortisation	(4,645)	(3,917)	(3,637)
Other expenses and income	(5,466)	(3,977)	(3,550)
Remeasurement items affecting operating profit	3,916	(2,807)	7,336
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	(543)	981	8,116
Statement of cash flows
Additions to non-current assets	2,491	1,909	1,152
Operating segments | Chemicals Eurasia
Income statement
Turnover	48,194	55,419	46,038
Materials, energy and consumables used	(39,427)	(40,094)	(29,675)
Selling and distribution costs	(1,717)	(1,811)	(1,910)
Maintenance expenditure	(1,120)	(956)	(1,021)
Employee-related expenditure	(5,403)	(5,454)	(6,063)
Depreciation and amortisation	(1,699)	(1,576)	(1,687)
Other expenses and income	884	(941)	(1,089)
Equity accounted (losses)/profits, net of tax			1
Remeasurement items affecting operating profit	(900)	2,965	86
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	(1,188)	7,552	4,680
Statement of cash flows
Additions to non-current assets	1,827	1,402	1,796
Operating segments | Corporate Centre
Income statement
Turnover		56	26
Materials, energy and consumables used	(210)	(162)	(133)
Maintenance expenditure	(719)	(589)	(381)
Employee-related expenditure	(6,394)	(6,611)	(5,759)
Depreciation and amortisation	(745)	(715)	(772)
Other expenses and income	11,719	(9,552)	12,345
Equity accounted (losses)/profits, net of tax			(9)
Remeasurement items affecting operating profit	47	348	(164)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	3,698	(17,225)	5,153
Statement of cash flows
Additions to non-current assets	846	648	528
Intersegmental/Consolidation adjustments
Income statement
Turnover	(32,388)	(28,229)	(27,454)
Materials, energy and consumables used	31,878	27,824	27,256
Selling and distribution costs	37	37	30
Maintenance expenditure	1,414	1,186	887
Employee-related expenditure	191	126	304
Other expenses and income	(1,132)	(944)	(1,023)
Intersegmental/Consolidation adjustments | Mining
Income statement
Turnover	(21,280)	(18,016)	(19,679)
Intersegmental/Consolidation adjustments | Gas
Income statement
Turnover	(4,754)	(4,152)	(3,669)
Intersegmental/Consolidation adjustments | Fuels
Income statement
Turnover	(2,473)	(1,976)	(1,256)
Intersegmental/Consolidation adjustments | Chemicals Africa
Income statement
Turnover	(2,814)	(3,221)	(2,337)
Intersegmental/Consolidation adjustments | Chemicals America
Income statement
Turnover	(450)	(430)	(2)
Intersegmental/Consolidation adjustments | Chemicals Eurasia
Income statement
Turnover	R (617)	(408)	(499)
Intersegmental/Consolidation adjustments | Corporate Centre
Income statement
Turnover		R (26)	R (12)